SCHEDULE OF INVESTMENTS
Ivy Accumulative Fund (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Home Entertainment – 4.3%
Electronic Arts, Inc.(A)	276	$28,091
Take-Two Interactive Software, Inc.(A)	320	30,170

		58,261

Movies & Entertainment – 5.9%
Live Nation, Inc.(A)	362	23,032
Spotify Technology S.A.(A)	132	18,370
Walt Disney Co. (The)	348	38,626

		80,028

Total Communication Services - 10.2%		138,289

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 1.9%
lululemon athletica, Inc.(A)	155	25,416

Automotive Retail – 1.8%
O’Reilly Automotive, Inc.(A)	62	23,958

Internet & Direct Marketing Retail – 8.0%
Alibaba Group Holding Ltd. ADR(A)	195	35,505
Amazon.com, Inc.(A)	30	53,600
Farfetch Ltd., Class A(A)	726	19,534

		108,639

Restaurants – 2.1%
Domino’s Pizza, Inc.	112	28,959

Specialized Consumer Services – 1.6%
ServiceMaster Global Holdings, Inc.(A)	470	21,954

Total Consumer Discretionary - 15.4%		208,926

Consumer Staples
Distillers & Vintners – 1.3%
MGP Ingredients, Inc.(B)	225	17,359

Hypermarkets & Super Centers – 1.7%
Costco Wholesale Corp.	98	23,826

Total Consumer Staples - 3.0%		41,185

Financials
Financial Exchanges & Data – 2.2%
MarketAxess Holdings, Inc.	122	29,899

Total Financials - 2.2%		29,899

Health Care
Health Care Equipment – 10.3%
Danaher Corp.	268	35,408
DexCom, Inc.(A)	215	25,618
Inogen, Inc.(A)	193	18,435
Insulet Corp.(A)	229	21,728
Intuitive Surgical, Inc.(A)	30	17,289
Tactile Systems Technology, Inc.(A)	405	21,325

		139,803

Health Care Supplies – 2.6%
Align Technology, Inc.(A)	85	24,111
OrthoPediatrics Corp.(A)	269	11,914

		36,025

Health Care Technology – 1.4%
Tabula Rasa HealthCare, Inc.(A)	337	19,031

Pharmaceuticals – 6.5%
Aerie Pharmaceuticals, Inc.(A)	679	32,274
Elanco Animal Health, Inc.(A)	1,323	42,425
Intersect ENT, Inc.(A)	427	13,728

		88,427

Total Health Care - 20.8%		283,286

Industrials
Aerospace & Defense – 3.0%
Boeing Co. (The)	107	40,850

Industrial Machinery – 3.0%
Gardner Denver Holdings, Inc.(A)	1,008	28,035
Kornit Digital Ltd.(A)(B)	546	12,999

		41,034

Research & Consulting Services – 2.2%
CoStar Group, Inc.(A)	62	28,918

Trucking – 0.3%
Lyft, Inc., Class A(A)	55	4,314

Total Industrials - 8.5%		115,116

Information Technology
Application Software – 11.0%
Adobe, Inc.(A)	104	27,822
Five9, Inc.(A)	606	32,025
Intuit, Inc.	125	32,624
Mimecast Ltd.(A)	696	32,970
NVIDIA Corp.	131	23,468

		148,909

Data Processing & Outsourced Services – 7.0%
Fiserv, Inc.(A)	390	34,403
MasterCard, Inc., Class A	156	36,707
PayPal, Inc.(A)	227	23,613

		94,723

Internet Services & Infrastructure – 2.0%
8x8, Inc.(A)	1,315	26,555

IT Consulting & Other Services – 1.9%
Chegg, Inc.(A)	694	26,440

Semiconductors – 7.5%
Analog Devices, Inc.	219	23,012
nLight, Inc.(A)	835	18,604
QUALCOMM, Inc.	685	39,048
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	520	21,316

		101,980

Systems Software – 5.8%
Microsoft Corp.	674	79,480

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.	91	17,323

Total Information Technology - 36.5%		495,410

Materials
Specialty Chemicals – 1.7%
Sherwin-Williams Co. (The)	55	23,689

Total Materials - 1.7%		23,689

Real Estate
Specialized REITs – 1.1%
American Tower Corp., Class A	76	14,937

Total Real Estate - 1.1%		14,937

TOTAL COMMON STOCKS – 99.4%		$1,350,737

(Cost: $1,127,302)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) - 0.8%
E.I. du Pont de Nemours and Co., 2.759%, 4-9-19	$2,591	2,589
J.M. Smucker Co. (The), 2.651%, 4-1-19	7,855	7,853

		10,442

Master Note - 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.710%, 4-5-19(D)	2,499	2,499

Money Market Funds - 0.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (E)(F)	7	7

TOTAL SHORT-TERM SECURITIES – 1.0%		$12,948

(Cost: $12,951)

TOTAL INVESTMENT SECURITIES – 100.4%		$1,363,685

(Cost: $1,140,253)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(5,315)

NET ASSETS – 100.0%		$1,358,370

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $3,623 are on loan.
(C)	Rate shown is the yield to maturity at March 31, 2019.
(D)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.
(F)	Rate shown is the annualized 7-day yield at March 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,350,737	$—	$—
Short-Term Securities	7	12,941	—

Total	$1,350,744	$12,941	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,140,253

Gross unrealized appreciation	237,986
Gross unrealized depreciation	(14,554)

Net unrealized appreciation	$223,432